Exhibit 99.7

Property Code	Originator	Override Field	Override Value	Comment
VNTV202610048	Vontive	Reno Type	Light	Per Vontive- Treated as non-complex due to the revovations just being finishing the basement, and the renovation budget being low.
VNTV202610053	Vontive	Reno Type	Light	Per Vontive- Made an exception to not treat as complex
VNTV202610100	Vontive	Reno Type	Light	Per Vontive- Chose to treat this as non complex due to the improvement financing being less than $300k
VNTV202610101	Vontive	Reno Type	Light	Per Votnive- Shoudn't be treated as complex due to the low rehab budget and the additional GLA is coming from renovating sqaure footage of existing area.
VNTV202610139	Vontive	Reno Type	Light	Per Vontive- Borrow is finishing an existing area making this cosmetic and non complex.
VNTV202610166	Vontive	Reno Type	Light	Renovation type is not complex due to finishing out already existing area.
VNTV202610243	Vontive	Reno Type	Light	Per Vontive- Treated this as non complex due to low rehab budget and the entire GLA addition coming from renoavting existing area